Schedule of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 1	$ 4,328,566
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 2	4,575,753
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 3	946,421
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 4	932,765
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 5	5,274,987
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 6	5,508,518
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 7	(2,744,884)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 8	(2,014,504)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 9	2,530,103
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 10	$ 3,494,014